Long Term Debt (Details) - Business Development Bank of Canada [Member]	1 Months Ended
Jun. 28, 2018 USD ($)
Long Term Debt (Details) [Line Items]
Borrowed amount	$ 192,886
Term of maturity	4 years
Loan bore Interest rate	3.20%